UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended   June 30, 2011
                                              ------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------

  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RMF GP, LLC
                  --------------------------------------
Address:          650 Madison Ave.
                  --------------------------------------
                  New York, NY 10022
                  --------------------------------------


Form 13F File Number:  28-14236
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Craig Huff
                  --------------------------------------
Title:            Co-Chief Executive Officer
                  --------------------------------------
Phone:            (212) 610-9000
                  --------------------------------------

Signature, Place, and Date of Signing:

    /s/ Craig Huff                 New York, NY             August 15, 2011
-------------------------  ---------------------------   ----------------------
      [Signature]                  [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                            ----------------------------

Form 13F Information Table Entry Total:                   18
                                            ----------------------------

Form 13F Information Table Value Total:               $303,341
                                            ----------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                            FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------

                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE
APPLE INC               COM       037833100   12,856        38,300    SH                SOLE                    38,300

BMC SOFTWARE INC        COM       055921100   22,226       406,322    SH                SOLE                   406,322

COCA COLA
ENTERPRISES INC NE      COM       19122T109   36,109     1,237,467    SH                SOLE                 1,237,467

ELLINGTON FINANCIAL
LLC                     COM       288522303    9,967       473,497    SH                SOLE                   473,497

                        COM PAR
FORD MTR CO DEL         $0.01     345370860    5,778       419,000    SH                SOLE                   419,000

GENERAL MTRS CO         COM       37045V100   41,681     1,372,900    SH                SOLE                 1,372,900

HUNTSMAN CORP           COM       447011107   25,429     1,349,000    SH                SOLE                 1,349,000

INGRAM MICRO INC        CL A      457153104   19,545     1,077,428    SH                SOLE                 1,077,428

ISHARES TR              CALL      464287904      823         5,000           CALL       SOLE                     5,000

ISHARES TR              PUT       464287954      968         5,000           PUT        SOLE                     5,000

LYONDELLBASELL
INDUSTRIES N            SHS A     N53745100   22,517       584,560    SH                SOLE                   584,560

MUELLER WTR
PRODS INC             COM SER A   624758108   10,081     2,532,800    SH                SOLE                 2,532,800

NATIONAL FUEL
GAS CO N J              COM       636180101    6,413        88,086    SH                SOLE                    88,086

SELECT SECTOR
SPDR TR                 PUT       81369Y956      201           575           PUT        SOLE                       575


       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------

                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE
SPDR S&P 500
ETF TR                  PUT       78462F953    1,808         4,270           PUT        SOLE                     4,270

TEEKAY
CORPORATION             COM       Y8564W103   18,037       584,100                      SOLE                   584,100

TYCO
INTERNATIONAL LTD       SHS       H89128104   24,952       504,785    SH                SOLE                   504,785

WILLIAMS COS
INC DEL                 COM       969457100   43,950     1,452,900    SH                SOLE                 1,452,900



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